Earnings Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 25, 2023	May 12, 2022	Apr. 29, 2022	Dec. 16, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings per share [line items]
Basic earnings (loss) per share			$ 22.18		$ 63.7563	[1]	$ 69.6797	[1]	$ 120.2666	[1]
Dividends distribution			$ 14,187,873				$ 25,011,252	[2]	$ 58,747,295	[2]
Percentage on distribution of earnings			40.00%	20.00%	20.00%
Distribution of earnings in instalments			6 months	12 months	12 months
Dividends payables		$ 6,828,971					$ 26,580,415
Reserve for Dividends Pending Authorization limit			$ 21,016,844
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share	$ 117.359
Dividends distribution	$ 75,040,918
BMA Banco Macro S A [Member]
Earnings per share [line items]
Dividends distribution		$ 19,751,444

[1]	The Bank does not have any financial instrument that should be considered as dilut ed . Therefore, basic and dilutive earning per share is the same amount.
[2]	Includes a supplementary cash dividend approved by the Shareholders’ Meeting dated on October 21, 2020. See also notes 42 and 51.